As filed with the Securities and Exchange Commission on February 28, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2019

Date of reporting period:  December 31, 2018

Item 1. Schedules of Investments.

Scharf Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Shares/Principal Amount	COMMON STOCKS - 89.34%	Value
	Auto Components - 2.10%
383,361	Gentex Corp.	$7,747,726
	Banks - 1.76%
140,800	Wells Fargo & Co.	6,488,064
	Beverages - 4.05%
168,965	Heineken N.V. (b)	14,945,288
	Chemicals - 1.89%
17,746	Sherwin-Williams Co.	6,982,341
	Communications Equipment - 1.73%
55,419	Motorola Solutions, Inc.	6,375,402
	Diversified Financial Services - 4.23%
76,420	Berkshire Hathaway, Inc. - Class B (a)	15,603,436
	Food & Staples Retailing - 7.24%
215,123	CVS Health Corp.	14,094,890
184,225	Walgreens Boots Alliance, Inc.	12,588,094
		26,682,984
	Food Products - 4.02%
138,185	Hershey Co.	14,810,668
	Health Care Providers & Services - 2.24%
74,649	McKesson Corp.	8,246,475
	Health Care Technology - 2.51%
176,499	Cerner Corp. (a)	9,255,608
	Hotels, Restaurants & Leisure - 5.49%
365,180	Compass Group plc (b)	7,680,063
195,126	Starbucks Corp.	12,566,114
		20,246,177
	Insurance - 4.77%
120,892	Aon plc	17,572,861
	Internet & Direct Marketing Retail - 1.80%
3,853	Booking Holdings, Inc. (a)	6,636,484
	Internet Media - 1.80%
41,920	Baidu, Inc. - ADR (a)	6,648,512
	IT Services - 4.11%
238,410	Cognizant Technology Solutions Corp. - Class A	15,134,267
	Media - 5.55%
401,469	Comcast Corp. - Class A	13,670,019
94,260	Liberty Broadband Corp. (a)	6,789,548
		20,459,567
	Multiline Retail - 4.65%
189,637	Dollar Tree, Inc. (a)	17,128,014
	Pharmaceuticals - 6.06%
105,767	Allergan plc	14,136,817
95,496	Novartis AG - ADR	8,194,512
		22,331,329
	Road & Rail - 3.50%
135,236	Kansas City Southern	12,908,276
	Software - 13.42%
305,446	CDK Global, Inc.	14,624,754
201,129	Microsoft Corp.	20,428,673
319,422	Oracle Corp.	14,421,903
		49,475,330
	Specialty Retail - 3.93%
91,923	Advance Auto Parts, Inc.	14,474,196
	Technology Hardware, Storage & Peripherals - 2.49%
58,224	Apple, Inc.	9,184,254
	TOTAL COMMON STOCKS (Cost $299,376,632)	329,337,259

	PREFERRED STOCK - 2.14%
	Semiconductors & Semiconductor Equipment - 2.14%
276,560	Samsung Electronics Co., Ltd., 4.70% (b)	7,869,493
	TOTAL PREFERRED STOCK (Cost $4,502,298)	7,869,493

	SHORT-TERM INVESTMENTS - 10.11%
	Money Market Fund - 5.00%
18,423,458	First American Treasury Obligations Fund, Class Z, 2.36% (c)	18,423,458
	TOTAL MONEY MARKET FUND (Cost $18,423,458)	18,423,458

	U.S. Treasury Bill - 5.11%
$19,000,000	U.S. Treasury Bill, 2.38%, 4/25/19 (d)	18,856,792
	TOTAL U.S. TREASURY BILL (Cost $18,858,626)	18,856,792
	TOTAL SHORT-TERM INVESTMENTS (Cost $37,282,084)	37,280,250

	Total Investments in Securities (Cost $341,161,014) - 101.59%	374,487,002
	Liabilities in Excess of Other Assets - (1.59)%	(5,863,124)
	TOTAL NET ASSETS - 100.00%	$368,623,878

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.

(c)	Rate shown is the 7-day annualized yield as of December 31, 2018.
(d)	Rate shown is the discount rate at December 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Multi-Asset Opportunity Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Shares	COMMON STOCKS - 63.76%	Value
	Auto Components - 1.53%
37,226	Gentex Corp.	$752,337
	Banks - 1.28%
13,700	Wells Fargo & Co.	631,296
	Beverages - 3.00%
16,650	Heineken N.V. (b)	1,472,725
	Capital Markets - 0.55%
6,758	Oaktree Cap Group, LLC	268,630
	Chemicals - 1.31%
1,631	Sherwin-Williams Co.	641,733
	Communications Equipment - 1.27%
5,419	Motorola Solutions, Inc.	623,402
	Diversified Financial Services - 2.93%
7,053	Berkshire Hathaway, Inc. - Class B (a)	1,440,082
	Food & Staples Retailing - 5.19%
20,686	CVS Health Corp.	1,355,364
17,517	Walgreens Boots Alliance, Inc.	1,196,937
		2,552,301
	Food Products - 2.84%
13,009	Hershey Co.	1,394,305
	Health Care Providers & Services - 1.56%
6,937	McKesson Corp.	766,330
	Health Care Technology - 1.80%
16,877	Cerner Corp. (a)	885,030
	Hotels, Restaurants & Leisure - 4.06%
38,000	Compass Group plc (b)	799,174
18,565	Starbucks Corp.	1,195,586
		1,994,760
	Insurance - 3.29%
11,139	Aon plc	1,619,165
	Internet & Direct Marketing Retail - 1.27%
363	Booking Holdings, Inc. (a)	625,238
	Internet Media - 1.27%
3,920	Baidu, Inc. - ADR (a)	621,712
	IT Services - 2.90%
22,445	Cognizant Technology Solutions Corp. - Class A	1,424,809
	Media - 3.99%
37,950	Comcast Corp. - Class A	1,292,197
9,300	Liberty Broadband Corp. (a)	669,879
		1,962,076
	Multiline Retail - 3.20%
17,425	Dollar Tree, Inc. (a)	1,573,826
	Pharmaceuticals - 4.07%
9,596	Allergan plc	1,282,601
8,371	Novartis AG - ADR	718,316
		2,000,917
	Road & Rail - 2.46%
12,660	Kansas City Southern	1,208,397
	Software - 9.42%
28,648	CDK Global, Inc.	1,371,666
18,610	Microsoft Corp.	1,890,218
30,344	Oracle Corp.	1,370,032
		4,631,916
	Specialty Retail - 2.79%
8,717	Advance Auto Parts, Inc.	1,372,579
	Technology Hardware, Storage & Peripherals - 1.78%
5,544	Apple, Inc.	874,511
	TOTAL COMMON STOCKS (Cost $27,965,488)	31,338,077

	PREFERRED STOCKS - 6.35%
	Closed-End Fund - 4.39%
42,653	GDL Fund - Series C, 4.00%	2,157,388
	Semiconductors & Semiconductor Equipment - 1.96%
33,900	Samsung Electronics Co., Ltd., 4.70% (b)	964,622
	TOTAL PREFERRED STOCKS (Cost $2,677,470)	3,122,010

	EXCHANGE-TRADED FUND - 1.40%
5,675	SPDR Gold Shares (a)	688,094
	TOTAL EXCHANGE-TRADED FUND (Cost $687,809)	688,094

Principal
Amount	CORPORATE BONDS - 8.76%
	Beverages - 0.29%
	Coca-Cola European Partners LLC
$85,000	4.50%, 9/1/2021	87,049
	PepsiCo, Inc.
54,000	1.50%, 2/22/2019	53,895
		140,944
	Communications Equipment - 0.81%
	Motorola Solutions, Inc.
400,000	3.50%, 9/1/2021	397,066
	Computer and Electronic Product Manufacturing - 0.19%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	95,793
	Consumer Finance - 0.11%
	Medtronic, Inc.
54,000	2.50%, 3/15/2020	53,733
	Food & Staples Retailing - 0.16%
	Walgreens Boots Alliance, Inc.
82,000	2.70%, 11/18/2019	81,549

	Health Care Providers & Services - 0.07%
	Express Scripts Holding Co.
34,000	2.25%, 6/15/2019	33,859
	Insurance - 0.07%
	American International Group, Inc.
34,000	2.30%, 7/16/2019	33,864
	Internet Software & Services - 0.11%
	eBay, Inc.
54,000	2.20%, 8/1/2019	53,649
	IT Services - 0.11%
	International Business Machines Corp.
54,000	1.95%, 2/12/2019	53,933
	Media - 0.02%
	Viacom, Inc.
11,000	2.75%, 12/15/2019	10,940
	Petroleum and Coal Products Manufacturing - 3.19%
	Murphy Oil USA, Inc.
1,022,000	6.00%, 8/15/2023	1,030,943
557,000	5.625%, 5/1/2027	537,505
		1,568,448
	Securities and Commodity Contracts Intermediation and Brokerage - 3.17%
	Goldman Sachs Group, Inc.
2,281,000	4.00%, (3 month LIBOR + 0.7675%) 6/1/2043 (c)	1,556,783
	Specialty Retail - 0.41%
	Advance Auto Parts, Inc.
50,000	5.75%, 5/1/2020	51,227
	L Brands, Inc.
56,000	7.00%, 5/1/2020	57,960
90,000	6.625%, 4/1/2021	92,700
		201,887
	Technology Hardware, Storage & Peripherals - 0.05%
	HP, Inc.
25,000	2.75%, 1/14/2019	24,994
	TOTAL CORPORATE BONDS (Cost $4,452,308)	4,307,442

	MUNICIPAL BONDS - 8.63%
	California Health Facilities Financing Authority, Revenue Bonds, Chinese Hospital Association
10,000	3.00%, 6/1/2024, Series 2012	10,255
	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
80,000	7.11%, 2/1/2021, Series 2011B	84,889
145,000	7.875%, 2/1/2026, Series 2011B	157,870
	California State, General Obligation, Highway Safety, Traffic Reduction, Air Quality and Port Security Bonds
90,000	6.509%, 4/1/2039, Series 2009B	97,780
	California State, General Obligation, Various Purpose
125,000	6.20%, 10/1/2019	128,150
405,000	5.60%, 11/1/2020	425,286
745,000	6.65%, 3/1/2022, Series 2010	816,021
980,000	7.95%, 3/1/2036, Series 2010	1,034,870
	Commonwealth of Massachusetts, Build America Bonds
205,000	4.20%, 12/1/2021	210,090
	Norman Y Mineta San Jose International Airport SJC
550,000	5.00%, 3/1/2019	552,816
	State of California, Build America Bonds
35,000	5.70%, 11/1/2021	37,664
15,000	4.988%, 4/1/2039	15,968
	State of Connecticut, Build America Bonds
100,000	4.807%, 4/1/2022	102,297
240,000	5.20%, 12/1/2022	258,031
25,000	5.30%, 12/1/2023	26,956
10,000	5.027%, 4/1/2024	10,248
	State of Florida, Build America Bonds
10,000	4.65%, 6/1/2020	10,080
	State of Georgia, Economic Development Bonds
10,000	3.24%, 10/1/2020	10,089
	State of Georgia, School Construction Bonds
15,000	4.35%, 2/1/2029	15,726
	State of Illinois, Build America Bonds
100,000	5.547%, 4/1/2019	100,562
20,000	5.727%, 4/1/2020	20,513
	State of Maryland, Build America Bonds
10,000	4.10%, 3/1/2020	10,114
20,000	4.20%, 3/1/2021	20,576
5,000	4.55%, 8/15/2024	5,058
	State of Michigan, General Obligation, School Loan and Refunding Bonds
40,000	6.95%, 11/1/2020, Series 2009A	43,115
	State of Ohio, Build America Bonds
35,000	4.621%, 4/1/2020	35,797
	TOTAL MUNICIPAL BONDS (Cost $4,392,784)	4,240,821

	U.S. TREASURY NOTE - 2.51%
	U.S. Treasury Note - 2.51%
1,245,000	1.50%, 11/30/2019	1,232,258
	TOTAL U.S. TREASURY NOTE (Cost $1,241,908)	1,232,258

Shares	SHORT-TERM INVESTMENTS - 10.75%
	Money Market Fund - 2.66%
1,308,513	First American Treasury Obligations Fund, Class Z, 2.36% (d)	1,308,513
	TOTAL MONEY MARKET FUND (Cost $1,308,513)	1,308,513

Principal
Amount
	U.S. Treasury Bill - 8.09%
$4,000,000	U.S. Treasury Bill, 2.34%, 3/28/19 (e)	3,977,652
	TOTAL U.S. TREASURY BILL (Cost $3,980,698)	5,286,165
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,289,211)

Total Investments in Securities (Cost $46,706,978) - 102.16%	50,214,867
Liabilities in Excess of Other Assets - (2.16)%	(1,063,900)
TOTAL NET ASSETS - 100.00%	$49,150,967

ADR	American Depository Receipt
LIBOR	London Interbank Offered Rate
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Variable rate security. Rate shown reflects the rate in effect as of December 31, 2018.
(d)	Rate shown is the 7-day annualized yield as of December 31, 2018.
(e)	Rate shown is the discount rate at December 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Global Opportunity Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Shares	COMMON STOCKS - 102.92%	Value
	Auto Components - 2.39%
19,461	Gentex Corp.	$393,307
11,208	Nexen Corp. (b)	55,246
		448,553
	Automobiles - 0.53%
4,600	Subaru Corp. (b)	99,046
	Beverages - 4.79%
10,160	Heineken N.V. (b)	898,672
	Chemicals - 2.38%
1,132	Sherwin-Williams Co.	445,397
	Diversified Financial Services - 5.12%
4,699	Berkshire Hathaway, Inc. - Class B (a)	959,442
	Food & Staples Retailing - 7.06%
20,205	CVS Health Corp.	1,323,848
	Food Products - 3.63%
8,405	Nestle SA - ADR	680,469
	Health Care Providers & Services - 1.85%
3,145	McKesson Corp.	347,428
	Hotels, Restaurants & Leisure - 9.75%
42,565	Compass Group plc (b)	895,180
314,100	Domino's Pizza Group plc (b)	933,220
		1,828,400
	Household Durables - 3.00%
11,653	Sony Corp. - ADR	562,607
	Insurance - 7.40%
112,615	AIA Group Ltd. (b)	934,803
3,118	Aon plc	453,232
		1,388,035
	Interactive Media & Services - 3.05%
14,481	Tencent Holdings Ltd. - ADR	571,565
	Internet & Direct Marketing Retail - 2.45%
267	Booking Holdings, Inc. (a)	459,886
	Internet Media - 5.40%
6,390	Baidu, Inc. - ADR (a)	1,013,454
	IT Services - 2.35%
6,939	Cognizant Technology Solutions Corp. - Class A	440,488
	Media - 4.75%
26,152	Comcast Corp. - Class A	890,476
	Multiline Retail - 4.14%
8,585	Dollar Tree, Inc. (a)	775,397
	Pharmaceuticals - 10.38%
6,773	Allergan plc	905,279
12,138	Novartis AG - ADR	1,041,562
		1,946,841
	Road & Rail - 3.73%
7,324	Kansas City Southern	699,076
	Software - 11.72%
8,000	CDK Global, Inc.	383,040
8,999	Microsoft Corp.	914,028
19,921	Oracle Corp.	899,433
		2,196,501
	Specialty Retail - 4.70%
5,593	Advance Auto Parts, Inc.	880,674
	Wireless Telecommunication Services - 2.35%
13,495	SoftBank Corp. - ADR (a)	439,937
	TOTAL COMMON STOCKS (Cost $18,668,455)	19,296,192

	PREFERRED STOCKS - 8.56%
	Auto Components - 0.59%
14,157	Nexen Corp., 2.16% (b)	47,071
19,043	Nexen Tire Corp., 2.84% (b)	63,147
		110,218
	Capital Markets - 0.33%
2,000	Korea Investment Holdings Co., Ltd., 4.75% (b)	62,646
	Containers & Packaging - 0.06%
5,450	NPC, 4.26% (b)	10,917
	Personal Products - 0.45%
1,440	AMOREPACIFIC Group, 1.19% (b)	39,620
75	LG Household & Health Care Ltd., 1.38% (b)	44,094
		83,714
	Semiconductors & Semiconductor Equipment - 7.13%
47,000	Samsung Electronics Co., Ltd., 4.70% (b)	1,337,381
	TOTAL PREFERRED STOCKS (Cost $1,361,710)	1,604,876

	MONEY MARKET FUND - 8.79%
1,647,635	First American Treasury Obligations Fund, Class Z, 2.36% (c)	1,647,635
	TOTAL MONEY MARKET FUND (Cost $1,647,635)	1,647,635

	Total Investments in Securities (Cost $21,677,800) - 120.27%	22,548,703
	Liabilities in Excess of Other Assets - (20.27)%	(3,800,024)
	TOTAL NET ASSETS - 100.00%	$18,748,679

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of December 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
% of Net
Country	Assets
United States	56.6%
United Kingdom	9.7%
Switzerland	9.2%
Republic of Korea	8.8%
Japan	5.9%
Hong Kong	5.0%
Netherlands	4.8%
100.0%

Scharf Alpha Opportunity Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Shares	COMMON STOCKS - 97.58%	Value
	Auto Components - 1.97%
19,817	Gentex Corp. (d)	$400,502
	Banks - 1.77%
7,834	Wells Fargo & Co.	360,991
	Beverages - 3.99%
9,193	Heineken N.V. (b)	813,139
	Chemicals - 1.97%
1,021	Sherwin-Williams Co. (d)	401,723
	Communications Equipment - 1.81%
3,211	Motorola Solutions, Inc. (d)	369,393
	Diversified Financial Services - 3.92%
3,912	Berkshire Hathaway, Inc. - Class B (a) (d)	798,752
	Food & Staples Retailing - 8.17%
13,108	CVS Health Corp. (d)	858,840
11,784	Walgreens Boots Alliance, Inc. (d)	805,201
		1,664,041
	Food Products - 4.05%
7,698	Hershey Co.	825,072
	Health Care Providers & Services - 4.01%
7,383	McKesson Corp. (d)	815,600
	Health Care Technology - 4.03%
15,665	Cerner Corp. (a)	821,473
	Hotels, Restaurants & Leisure - 5.58%
20,665	Compass Group plc (b)	434,603
10,899	Starbucks Corp.	701,896
		1,136,499
	Insurance - 3.62%
5,068	Aon plc (d)	736,684
	Internet & Direct Marketing Retail - 1.83%
216	Booking Holdings, Inc. (a) (d)	372,043
	Internet Media - 1.75%
2,243	Baidu, Inc. - ADR (a)	355,740
	IT Services - 4.20%
13,470	Cognizant Technology Solutions Corp. - Class A (d)	855,076
	Media - 6.20%
25,455	Comcast Corp. - Class A (d)	866,742
5,501	Liberty Broadband Corp. (a)	396,237
		1,262,979
	Multiline Retail - 4.49%
10,122	Dollar Tree, Inc. (a)	914,219
	Pharmaceuticals - 8.68%
6,924	Allergan plc (d)	925,462
9,810	Novartis AG - ADR (d)	841,796
		1,767,258
	Road & Rail - 3.68%
7,839	Kansas City Southern (d)	748,233
	Software - 14.19%
19,218	CDK Global, Inc.	920,158
11,672	Microsoft Corp. (d)	1,185,524
17,340	Oracle Corp. (d)	782,901
		2,888,583
	Specialty Retail - 3.69%
4,773	Advance Auto Parts, Inc. (d)	751,557
	Technology Hardware, Storage & Peripherals - 3.98%
3,888	Apple, Inc. (d.)	613,293
226	Samsung Electronics Co., Ltd. (b)	195,942
		809,235
	TOTAL COMMON STOCKS (Cost $19,407,314)	19,868,792

	MONEY MARKET FUND - 1.21%
246,979	First American Treasury Obligations Fund, Class Z, 2.36% (c)	246,979
	TOTAL MONEY MARKET FUND (Cost $246,979)	246,979

	Total Investments in Securities (Cost $19,654,293) - 98.79%	20,115,771
	Other Assets in Excess of Liabilities - 1.21%	246,835
	TOTAL NET ASSETS - 100.00%	$20,362,606

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of December 31, 2018.
(d)	All of a portion of the security has been segregated for open short positions.

Schedule of Securities Sold Short at December 31, 2018 (Unaudited)

Shares	SECURITIES SOLD SHORT - 52.80%	Value
	Exchange-Traded Funds - 52.80%
34,005	Invesco QQQ Trust Series 1	$5,245,611
22,030	SPDR S&P 500 ETF Trust	5,505,738
	TOTAL SECURITIES SOLD SHORT (Proceeds $11,043,133)	$10,751,349

ETF	Exchange-Traded Fund

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Funds
Notes to Schedule of Investments
December 31, 2018 (Unaudited)

Note 1 – Securities Valuation

The Scharf Fund, the Scharf Multi-Asset Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, preferred stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy. Exchange-traded options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Other derivative instruments, including rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2018:

Scharf Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$66,232,596	$-	$-	$66,232,596
Consumer Services	27,108,079			27,108,079
Consumer Staples	42,344,051	-	-	42,344,051
Financials	39,664,361	-	-	39,664,361
Healthcare	53,928,302	-	-	53,928,302
Industrials	12,908,276	-	-	12,908,276
Information Technology	80,169,253	-	-	80,169,253
Materials	6,982,341	-	-	6,982,341
Total Common Stocks	329,337,259	-	-	329,337,259
Preferred Stock
Information Technology	7,869,493	-	-	7,869,493
Total Preferred Stock	7,869,493	-	-	7,869,493
Money Market Fund	18,423,458	-	-	18,423,458
U.S. Treasury Bill	-	18,856,792	-	18,856,792
Total Short-Term Investments	18,423,458	18,856,792	-	37,280,250
Total Investments in Securities	$355,630,210	$18,856,792	$-	$374,487,002

Scharf Multi-Asset Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,583,788	$-	$-	$2,583,788
Consumer Discretionary	6,318,741	-	-	6,318,741
Consumer Staples	4,063,967	-	-	4,063,967
Financials	3,959,173	-	-	3,959,173
Healthcare	5,007,642	-	-	5,007,642
Industrials	1,208,397	-	-	1,208,397
Information Technology	7,554,636	-	-	7,554,636
Materials	641,733	-	-	641,733
Total Common Stocks	31,338,077	-	-	31,338,077
Preferred Stocks
Closed-End Fund	2,157,388	-	-	2,157,388
Information Technology	964,622	-	-	964,622
Total Preferred Stocks	3,122,010	-	-	3,122,010
Exchange Traded Fund	688,094	-	-	688,094
Fixed Income
Corporate Bonds	-	4,307,442	-	4,307,442
Municipal Bonds	-	4,240,821	-	4,240,821
U.S. Treasury Note	-	1,232,258	-	1,232,258
Total Fixed Income	-	9,780,521	-	9,780,521
Money Market Fund	1,308,513	-	-	1,308,513
U.S. Treasury Bill	-	3,977,652	-	3,977,652
Total Short-Term Investments	1,308,513	3,977,652	-	5,286,165
Total Investments in Securities	$36,456,694	$13,758,173	$-	$50,214,867

Scharf Global Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,915,431	$-	$-	$2,915,431
Consumer Discretionary	5,054,564	-	-	5,054,564
Consumer Staples	1,579,141	-	-	1,579,141
Financials	2,347,477	-	-	2,347,477
Healthcare	3,618,117	-	-	3,618,117
Industrials	699,076	-	-	699,076
Information Technology	2,636,989	-	-	2,636,989
Materials	445,397	-	-	445,397
Total Common Stocks	19,296,192	-	-	19,296,192
Preferred Stocks
Consumer Discretionary	110,218	-	-	110,218
Consumer Staples	83,714	-	-	83,714
Financials	62,646	-	-	62,646
Information Technology	1,337,381	-	-	1,337,381
Materials	10,917	-	-	10,917
Total Preferred Stocks	1,604,876	-	-	1,604,876
Money Market Fund	1,647,635	-	-	1,647,635
Total Investments in Securities	$22,548,703	$-	$-	$22,548,703

Scharf Alpha Opportunity Fund

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,618,720	$-	$-	$1,618,720
Consumer Discretionary	3,574,819	-	-	3,574,819
Consumer Staples	2,443,411	-	-	2,443,411
Financials	1,896,427	-	-	1,896,427
Healthcare	4,263,172	-	-	4,263,172
Industrials	748,232	-	-	748,232
Information Technology	4,922,288	-	-	4,922,288
Materials	401,723	-	-	401,723
Total Common Stocks	19,868,792	-	-	19,868,792
Money Market Fund	246,979	-	-	246,979
Total Investments in Securities	$20,115,771	$-	$-	$20,115,771

Liabilities:
Securities Sold Short
Exchange-Traded Funds	$10,751,349	$-	$-	$10,751,349
Total Securities Sold Short	$10,751,349	$-	$-	$10,751,349

Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at December 31, 2018, the end of the reporting period.  There were no transfers between levels during the period ended December 31, 2018.

Note 2 - Leverage and Short Sales

The Scharf Alpha Opportunity Fund may use leverage in connection with its investment activities and may affect short sales of securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

 With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. In lieu of maintaining cash or high-grade securities in a segregated account to cover the Fund’s short sale obligations, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
     Jeffrey T. Rauman, President/Chief Executive
     Officer/Principal Executive Officer

Date  2/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
     Jeffrey T. Rauman, President/Chief Executive
     Officer/Principal Executive Officer

Date 2/28/2019

By (Signature and Title)* /s/ Cheryl L. King
  Cheryl L. King, Vice President/Treasurer/Principal
  Financial Officer

Date  2/28/2019

* Print the name and title of each signing officer under his or her signature.